UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 22549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2011

Check here if Amendment [   ]; Amendment Number:  ______
  This Amendment (Check only one):[  ]  is a restatement.
					    [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  	Grabill Bank Wealth Management
Address:	9031 Stellhorn Crossing Parkway
		Fort Wayne, IN 46815


Form 13F File Number:   	028-14065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sherri Chaney
Title: Trust Officer
Phone: (260) 469-6309

Signature, Place, and Date of Signing:


			   Fort Wayne, Indiana	07/18/2011


Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary


Number of Other Included Managers:	   0

Form 13F Information Table Entry Total:	  60

Form 13R Information Table Value Total:	 57,652
					 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13R file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
FORM 13F INFORMATION TABLE
                                                     Value                                               Voting
Name of Issuer            Title of Class   Cusip     (X1000)    Shares    Sh/Prn    Discretion Put/Call  Authority
3M Co                     COM              88579Y101        801       8450SH        SOLE                 SOLE
Abbott Labs Common        COM              002824100       1005      19100SH        SOLE                 SOLE
Accenture                 SHS CLA          G1151C101        266       4400SH        SOLE                 SOLE
AFLAC Common              COM              001055102        546      11700SH        SOLE                 SOLE
Apache Corp Common        COM              037411105        626       5070SH        SOLE                 SOLE
Apple Inc Common          COM              037833100        788       2348SH        SOLE                 SOLE
Berkshire Hathaway ClB    CL B             084670702        217       2800SH        SOLE                 SOLE
BHP Billinton Spd ADR     SPD ADR          088606108       1881      19875SH        SOLE                 SOLE
Canadian Natl RR Co       COM              136375102       1304      16325SH        SOLE                 SOLE
Caterpillar Inc           COM              149123101       1818      17075SH        SOLE                 SOLE
Cenovus Energy Inc.       COM              15135U109        691      18350SH        SOLE                 SOLE
ChevronTexaco Corp        COM              166764100       1131      11000SH        SOLE                 SOLE
China Fund Inc            COM              169373107        792      25329SH        SOLE                 SOLE
Cincinnati Fnl Corp       COM              172062101        250       8584SH        SOLE                 SOLE
Cisco Sys Inc Com         COM              17275R102        226      14455SH        SOLE                 SOLE
Coca-Cola Co Com          COM              191216100        228       3390SH        SOLE                 SOLE
Colgate-Palmolive Com     COM              194162103        795       9100SH        SOLE                 SOLE
ConocoPhillips com        COM              20825C104        358       4760SH        SOLE                 SOLE
Cummins Inc               COM              231021106        758       7325SH        SOLE                 SOLE
CVS Caremark Com          COM              126650100        948      25235SH        SOLE                 SOLE
Emerson Electric Co       COM              291011104        802      14250SH        SOLE                 SOLE
Exxon Mobil Corp Com      COM              30231G102       1471      18072SH        SOLE                 SOLE
Franklin Electric Com     COM              353514102      11371     242200SH        SOLE                 SOLE
Google Cl A               CL A             38259P508        354        700SH        SOLE                 SOLE
Intel Corp Common         COM              458140100        844      38097SH        SOLE                 SOLE
iShares S&P US Pfd Stk    USPFDIDX         464288687        397      10000SH        SOLE                 SOLE
JPMorgan Chase & Co       COM              46625H100       3771      92117SH        SOLE                 SOLE
Lincoln Natl Corp Ind     COM              534187109        460      16160SH        SOLE                 SOLE
McDonalds Corp Com        COM              580135101        284       3365SH        SOLE                 SOLE
Medtronic Inc Com         COM              585055106        410      10650SH        SOLE                 SOLE
Microsoft Corp Com        COM              594918104        478      18370SH        SOLE                 SOLE
National Fuel Gas Co      COM              636180101        368       5058SH        SOLE                 SOLE
Novartis Sponsored ADR    SPD ADR          66987V109        321       5245SH        SOLE                 SOLE
Pepsico Inc Common        COM              713448108       1454      20644SH        SOLE                 SOLE
Petroleo Brasileiro A     SPD ADR          71654V101        643      20950SH        SOLE                 SOLE
Philip Morris Intl Com    COM              718172109        301       4510SH        SOLE                 SOLE
Praxair Inc Common        COM              74005P104        574       5300SH        SOLE                 SOLE
Procter & Gamble Com      COM              742718109       1195      18794SH        SOLE                 SOLE
Quest Diagnostics         COM              74834L100        423       7150SH        SOLE                 SOLE
Schlumberger Ltd Com      COM              806857108        828       9580SH        SOLE                 SOLE
SPDR DJ Glbl RE           GLB RE           78463X749        618      15700SH        SOLE                 SOLE
SPDR Gold Trust           GLD SHS          78463V107        353       2415SH        SOLE                 SOLE
Stryker Corp              COM              863667101       1135      19347SH        SOLE                 SOLE
Suncor Energy Inc         COM              867224107        921      23550SH        SOLE                 SOLE
Target Corp Common        COM              87612E106        267       5700SH        SOLE                 SOLE
Teva Pharm Ind Adr        ADR              881624209        511      10600SH        SOLE                 SOLE
Texas Instrs Inc Com      COM              882508104        230       7000SH        SOLE                 SOLE
TJX Cos Inc New           COM              872540109        226       4300SH        SOLE                 SOLE
Transocean LTD            REG SHS          H8817H100        236       3650SH        SOLE                 SOLE
United Parcel ClB         CL B             911312106        233       3200SH        SOLE                 SOLE
United Technologies       COM              913017109        994      11233SH        SOLE                 SOLE
V F Corp                  COM              918204108        201       1850SH        SOLE                 SOLE
Vanguard Emg Mkt ETF      EMR MKT          922042858       1445      29714SH        SOLE                 SOLE
Vanguard InfoTech ETF     INFTECH          92204A702       2526      39880SH        SOLE                 SOLE
Vanguard MidCap Viper     MIDCAP           922908629       1096      13625SH        SOLE                 SOLE
Vanguard REIT Index       REITETF          922908553        340       5650SH        SOLE                 SOLE
Vanguard Small Cap        SMLCP            922908751       1668      21375SH        SOLE                 SOLE
Verizon Comm Common       COM              92343V104        637      17102SH        SOLE                 SOLE
Visa Common Cl A          COM CLA          92826C839       1135      13465SH        SOLE                 SOLE
Wells Fargo & Co          COM              949746101        702      25031SH        SOLE                 SOLE
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